Fair Value of Assets and Liabilities - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Measurements, Recurring
Fair value assets measured on recurring basis
Total	$ 59.7	$ 149.4
Fair value liabilities measured on recurring basis
Total	10.8	11.9
Fair Value, Measurements, Recurring | Level 1
Fair value assets measured on recurring basis
Total	49.2	146.4
Fair value liabilities measured on recurring basis
Total	9.3	9.7
Fair Value, Measurements, Recurring | Level 2
Fair value assets measured on recurring basis
Total	10.5	3.0
Fair value liabilities measured on recurring basis
Total	1.5	2.2
Foreign exchange forward contracts | Fair Value, Measurements, Recurring
Fair value assets measured on recurring basis
Foreign exchange forward contracts	3.5	3.0
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives	1.5	1.0
Foreign exchange forward contracts | Fair Value, Measurements, Recurring | Level 1
Fair value assets measured on recurring basis
Foreign exchange forward contracts	0.0	0.0
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives	0.0	0.0
Foreign exchange forward contracts | Fair Value, Measurements, Recurring | Level 2
Fair value assets measured on recurring basis
Foreign exchange forward contracts	3.5	3.0
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives	1.5	1.0
Interest Rate Swap | Fair Value, Measurements, Recurring
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives	0.0	1.2
Interest Rate Swap | Fair Value, Measurements, Recurring | Level 1
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives	0.0	0.0
Interest Rate Swap | Fair Value, Measurements, Recurring | Level 2
Fair value liabilities measured on recurring basis
Fair value Liabilities measured on recurring basis- Derivatives		1.2
Certificates of deposit | Fair Value, Measurements, Recurring
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	39.9	136.7
Certificates of deposit | Fair Value, Measurements, Recurring | Level 1
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	39.9	136.7
Certificates of deposit | Fair Value, Measurements, Recurring | Level 2
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	0.0	0.0
Foreign Exchange Option [Member] | Fair Value, Measurements, Recurring
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	7.0
Foreign Exchange Option [Member] | Fair Value, Measurements, Recurring | Level 1
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	0.0	0.0
Foreign Exchange Option [Member] | Fair Value, Measurements, Recurring | Level 2
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	7.0	0.0
Assets held in rabbi trusts
Fair value assets measured on recurring basis
Fair value measured on recurring basis, investments	9.3	9.7
Assets held in rabbi trusts | Fair Value, Measurements, Recurring
Fair value assets measured on recurring basis
Assets held in rabbi trusts	9.3	9.7
Fair value liabilities measured on recurring basis
Deferred compensation	9.3	9.7
Assets held in rabbi trusts | Fair Value, Measurements, Recurring | Level 1
Fair value assets measured on recurring basis
Assets held in rabbi trusts	9.3	9.7
Fair value liabilities measured on recurring basis
Deferred compensation	9.3	9.7
Assets held in rabbi trusts | Fair Value, Measurements, Recurring | Level 2
Fair value assets measured on recurring basis
Assets held in rabbi trusts	0.0	0.0
Fair value liabilities measured on recurring basis
Deferred compensation	$ 0.0	$ 0.0